Note 10 - Long-term Debt (Detail) - Principal Payments (USD $)	Dec. 31, 2012	Dec. 31, 2011
2013	$ 35,787,544
2014	67,499,135
2015	32,231,626
2016	76,293,507
2017	28,461,500
Thereafter	105,079,000
Total	$ 345,352,312	$ 351,068,181